Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 State	Dec. 31, 2012
Income Taxes Disclosure [Line Items]
Number of states in which the Company operates	9
Estimated effective tax rate	13.50%	28.00%
Carry-forwards of state loss	$ 219.3	$ 242.2
Change in valuation allowance against deferred tax assets	13.0
Canada [Member]
Income Taxes Disclosure [Line Items]
Carry-forwards of federal non-capital loss	159.9	111.1
Change in valuation allowance against deferred tax assets	5.3
U.S. [Member]
Income Taxes Disclosure [Line Items]
Carry-forwards of federal non-capital loss	180.7	217.6
Change in valuation allowance against deferred tax assets	$ 18.3
Federal [Member]
Income Taxes Disclosure [Line Items]
Federal non-capital loss carry forward period	20 years
Federal [Member] | Minimum [Member]
Income Taxes Disclosure [Line Items]
Non-capital loss carryforwards, expiration year	2029
Federal [Member] | Maximum [Member]
Income Taxes Disclosure [Line Items]
Non-capital loss carryforwards, expiration year	2032
State [Member] | Minimum [Member]
Income Taxes Disclosure [Line Items]
Non-capital loss carryforwards, expiration year	2014
State loss carry forward period	5 years
State [Member] | Maximum [Member]
Income Taxes Disclosure [Line Items]
Non-capital loss carryforwards, expiration year	2032
State loss carry forward period	20 years